Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other	6 Months Ended
Jun. 30, 2021
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Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other
21. Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other
In the
six-month
period ended 30 June 2021, there were no significant changes in collateral and contractual commitments to purchase property, plant and equipment and other, besides those mentioned in Note 10
Property, plant and equipment
, as compared to 31 December 2020.